Segment Information - Schedule of Non-current Assets By Geographical Location (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022
Disclosure of geographical areas [line items]
Allocated non-current assets	€ 3,702,306	€ 3,812,384
Other financial assets	4,171	1,513
Deferred tax assets (unallocated)	0	4,590
Total non-current assets	3,746,924	3,828,721
Unallocated
Disclosure of geographical areas [line items]
Other financial assets	44,618	11,747
Deferred tax assets (unallocated)	0	4,590
Germany
Disclosure of geographical areas [line items]
Allocated non-current assets	1,800,979	2,269,610
United States
Disclosure of geographical areas [line items]
Allocated non-current assets	1,582,958	1,429,004
Rest of world
Disclosure of geographical areas [line items]
Allocated non-current assets	€ 318,369	€ 113,770